SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SEGMENTED INFORMATION [Text Block]
11.	SEGMENTED INFORMATION

The Company has one business segment, the exploration of mineral properties. As of December 31, 2017 and 2016, all the Company’s significant non-current assets are located in the United States.